Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	2Q22	1Q22	2Q21	6M22	6M21
Net revenues (CHF million)
Wealth Management	1,266	1,177	1,913	2,443	3,998
Investment Bank	1,109	1,938	1,844	3,047	5,728
Swiss Bank	1,050	1,109	1,023	2,159	2,054
Asset Management	311	361	417	672	817
Corporate Center	(91)	(173)	(94)	(264)	80
Net revenues	3,645	4,412	5,103	8,057	12,677
Income/(loss) before taxes (CHF million)
Wealth Management	(96)	(357)	770	(453)	1,748
Investment Bank	(1,116)	124	(16)	(992)	(2,326)
Swiss Bank	402	471	445	873	857
Asset Management	30	53	120	83	251
Corporate Center	(393)	(719)	(506)	(1,112)	(474)
Income/(loss) before taxes	(1,173)	(428)	813	(1,601)	56
Total assets
end of	2Q22	1Q22	4Q21
Total assets (CHF million)
Wealth Management	205,387	204,256	201,326
Investment Bank	254,561	253,958	274,112
Swiss Bank	219,151	222,152	221,478
Asset Management	3,785	3,659	3,603
Corporate Center	44,481	55,529	55,314
Total assets	727,365	739,554	755,833

Bank
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	6M22	6M21
Net revenues (CHF million)
Wealth Management	2,443	3,998
Investment Bank	3,047	5,728
Swiss Bank	2,159	2,054
Asset Management	672	817
Adjustments [1]	(191)	285
Net revenues	8,130	12,882
Income/(loss) before taxes (CHF million)
Wealth Management	(453)	1,748
Investment Bank	(992)	(2,326)
Swiss Bank	873	857
Asset Management	83	251
Adjustments [1]	(1,265)	(515)
Income/(loss) before taxes	(1,754)	15
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.

Total assets
end of	6M22	2021
Total assets (CHF million)
Wealth Management	205,387	201,326
Investment Bank	254,561	274,112
Swiss Bank	219,151	221,478
Asset Management	3,785	3,603
Adjustments [1]	47,411	58,695
Total assets	730,295	759,214
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice versa, and certain revenues and expenses that were not allocated to the segments, including such items relating to the Asset Resolution Unit.